Financial Risk Management - Summary of Accounting Classification and Carrying Amounts of Financial Instruments not Recognised at Fair Value (Details) - USD ($)	Feb. 28, 2022	Feb. 28, 2021
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, fair value through profit and loss	$ 25,142,783
Financial liabilities, fair value through profit and loss	4,106,462	$ 43,811,798
Financial assets at amortised cost	117,838,196	193,055,950
Financial liabilities at amortised cost	15,869,110	8,047,606
Financial assets, total carrying amount	142,980,979	193,055,950
Financial liabilities, total carrying amount	19,975,572	51,859,404
Trade Receivables
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets at amortised cost	43,850,652	22,853,115
Financial assets, total carrying amount	43,850,652	22,853,115
Loans Receivables
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets at amortised cost	4,655,371
Financial assets, total carrying amount	4,655,371
Other Assets
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets at amortised cost	523,116	490,631
Financial assets, total carrying amount	523,116	490,631
Cash and Cash Equivalents
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets at amortised cost	68,809,057	134,025,561
Financial assets, total carrying amount	68,809,057	134,025,561
Other Investments
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets, fair value through profit and loss	25,142,783
Financial assets, total carrying amount	25,142,783
Restricted Cash
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial assets at amortised cost		35,686,643
Financial assets, total carrying amount		35,686,643
Other Payables
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial liabilities, fair value through profit and loss	1,067,321
Financial liabilities at amortised cost	14,330,302	6,918,641
Financial liabilities, total carrying amount	15,397,623	6,918,641
Warrant Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial liabilities, fair value through profit and loss	3,039,141	43,811,798
Financial liabilities, total carrying amount	3,039,141	43,811,798
Lease Liabilities
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Financial liabilities at amortised cost	1,538,808	1,128,965
Financial liabilities, total carrying amount	$ 1,538,808	$ 1,128,965